OPERATING EXPENSES	12 Months Ended
Dec. 31, 2018
Disclosure of expenses [text block] [Abstract]
Disclosure of expenses [text block]

9    Operating expenses

	2018 £m	2017 £m	2016 £m
Staff costs:
Salaries	2,379	2,540	2,609
Performance-based compensation	485	464	475
Social security costs	330	343	345
Pensions and other post-retirement benefit schemes (note 30)	688	583	525
Restructuring costs	247	22	241
Other staff costs	444	466	433
	4,573	4,418	4,628
Premises and equipment:
Rent and rates	364	364	363
Repairs and maintenance	189	231	186
Other	126	95	118
	679	690	667
Other expenses:
Communications and data processing	1,116	880	846
Advertising and promotion	192	207	197
Professional fees	230	312	233
Other	673	701	609
	2,211	2,100	1,885
Depreciation and amortisation:
Depreciation of property, plant and equipment (note 23)	1,849	1,939	1,759
Amortisation of other intangible assets (note 22)	500	353	541
	2,349	2,292	2,300
Impairment of goodwill (note 21)	–	8	–
Total operating expenses, excluding regulatory provisions	9,812	9,508	9,480
Regulatory provisions
Payment protection insurance provision (note 32)	1,395	1,300	1,350
Other regulatory provisions (note 32)	561	822	921
	1,956	2,122	2,271
Total operating expenses	11,768	11,630	11,751

The average number of persons on a headcount basis employed by the Group during the year was as follows:

	2018	2017	2016
UK	71,017	72,644	76,914
Overseas	769	794	812
Total	71,786	73,438	77,726